CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2014
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
16.	CONVERTIBLE SENIOR NOTES

On December 4, 2013, the Company issued convertible senior notes to Citigroup Global Markets Inc., J.P. Morgan Securities LLC and Credit Suisse Securities (USA) LLC (collectively, the “Initial Purchasers”), for an aggregate principal amount of US$350,000. Additionally, the Company granted the Initial Purchasers an overallotment option to purchase, exercisable within a 30-day period, up to an additional US$50,000 principal amount of convertible senior notes (the “Overallotment Option”) (collectively “the Notes”). The overallotment option was exercised and closed on January 3, 2014.

The Notes (i) mature on December 15, 2018, unless earlier repurchased, redeemed or converted; and (ii) bear cash interest from December 10, 2013 at an annual rate of 2.00% payable on June 15 and December 15 of each year, beginning on June 15, 2014. The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations or the occurrence of certain events of default as defined in the indenture of the Notes. Upon the payment of a cash dividend to the Company's Class A ordinary shares, the Company may, at its election, pay holders of the Notes (the “Holders”) an additional cash payment equivalent to the fair value of any such cash dividend (based on the then current conversion rate of the Notes) in lieu of an adjustment to the conversion rate of the Notes which would otherwise be required pursuant to the terms of the indenture to the Notes . These features that potentially trigger additional interest payments are collectively referred to as the “contingent interest features” hereinafter.

The Holders may convert their Notes at any time prior to the close of business on the second business day immediately preceding the maturity date. The conversion rate for the Notes was initially 49.2402 ADSs per US$1,000.00 principal amount of Notes, which is equivalent to an initial conversion price of US$20.31 per ADS. The conversion rate is subject to adjustment if certain events, such as distribution of stock dividends and grants of rights, options or warrants to shareholders, as described in the indenture of the Notes occur. In addition, following certain corporate events as defined in the indenture of the Notes that occur prior to the maturity date, the Company will increase the conversion rate for a holder who elects to convert its Notes in connection with such a corporate event (the “make-whole fundamental change provision”).

The Company may not redeem the Notes prior to the maturity date, except in the event of certain changes to tax laws as defined in the indenture of the Notes in which case the Company will have the option to redeem, in whole but not in part, the Notes for a purchase price equal to 100% of the principal amount of the Notes to be purchased plus any accrued and unpaid interest to the redemption date. The Holders have the right to require the Company to repurchase for cash all or part of their Notes on December 15, 2016 and following a fundamental change as defined in the indenture of the Notes, in each case, at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest to, but excluding the repurchase date.

The Notes are senior unsecured obligations and rank (i) senior in right of payment to any of the Company's indebtedness that is expressly subordinated in right of payment to the Notes; (ii) equal in right of payment to any of the Company's unsecured indebtedness that is not so subordinated; (iii) effectively junior in right of payment to any of the Company's secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) structurally junior to all indebtedness and other liabilities of the subsidiaries or consolidated controlled entities of the Company.

The total net proceeds of the Notes, after deducting offering expenses, were US$390,455. The Company intends to use the net proceeds of the Notes for general corporate purposes, including new products and services, working capital, capital expenditures, business expansion and potential acquisitions of businesses, technologies or products.

Total issuance costs of US$9,545, which were capitalized in “other non-current assets” on the consolidated balance sheets, are amortized as interest expense using the effective interest rate method through the maturity date of the Notes at an effective interest rate of 2.84%. For the years ended December 31, 2013 and 2014, the Group recognized interest expense related to the Notes of US$566 and US$11,033,respectively which comprised contractual interest obligations of US$402 and US$8,000 and issuance costs amortization of US$164 and US$3,033, respectively.

The Notes were recorded as long-term debt. The Company evaluated the embedded conversion features contained in the Notes in accordance with ASC 815-40-15 and ASC 815-40-25-7 to ASC 815-40-25-35 to determine if the conversion options require bifurcation. The conversion option was not required to be bifurcated because the conversion option is indexed to the Company's ADSs and meets all additional conditions for equity classification. Since the conversion option was not required to be bifurcated, the Company then determined if there were any beneficial conversion features (“BCF”) in accordance with ASC 470-20. The Company assessed the embedded conversion option feature of the Notes and concluded that there is no BCF because the effective conversion price of the Notes exceeded the fair value of the Company's ADSs at the commitment date. In connection with the make-whole fundamental change provision, the number of ADSs issuable upon conversion will be increased if Holders decide to convert. As the fair value of the ADSs into which the Notes are convertible plus the make-whole ADSs does not approximate the fair value at the settlement date, the make-whole feature is not indexed to the Company's ADSs and is required to be bifurcated. The fair value of the make-whole feature was insignificant for the years ended December 31, 2013 and 2014.

The Company evaluated the embedded contingent redemption features and contingent interest features contained in the Notes in accordance with ASC 815 to determine if these features require bifurcation. The contingent redemption features were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the Notes were not issued at a substantial discount and are puttable at par. Certain embedded contingent interest features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. Accordingly, these embedded contingent interest features were bifurcated from the Notes on the issuance date but their values were insignificant for the years ended December 31, 2013 and 2014. For the embedded contingent interest features not bifurcated from the Notes, the Company determined whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of occurrence of such default events is remote, the Company determined that a liability was not probable and no accrual was made as of December 31, 2013 and 2014. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.